Operating Segments (Details) - Talmei Yosef solar plant [Member] - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating Segments [Line Items]
Income from the sale of electricity	€ 1,264	€ 2,032	€ 3,844
Depreciation expenses	€ 757	€ 935	€ 1,818